Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2025 and 2024 consist of the following:

	31/12/25	31/12/24
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025	—	1,313
2.3% fixed long-term debt with final payment due January 2026	—	1,240
1.5% fixed long-term debt with final payment due September 2027	146	217
0.21% fixed long-term debt with final payment due December 2034	7,734	7,734
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	894	1,035
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	1,600	2,400
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028	1,895	2,526
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027	2,359	2,255
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due May 2027	4,096	—
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026.	3,107	—
Interest-free shareholder loan, repayable on 31 December 2028	8,515	—
Total long-term borrowings	30,346	18,720
Less current installments	(7,251)	(4,532)
Long-term borrowings, excluding current installments	23,095	14,188